                                  CERTIFICATION


Pursuant to Rule 497(j) of the Securities Act of 1933 (the "1933 Act"), the undersigned hereby certifies as follows:

     1. This filing is made on behalf of the Berger/BIAM Worldwide Funds Trust (the "Registrant"). Registrant's 1933 Act No. is 333-05677 and Registrant's 1940 Act No. is 811-07669.

          There are no changes to the Prospectuses and Statements of Additional Information from the forms of the Prospectuses and Statements of Additional Information that were filed in the Post-Effective Amendment No. 9 ("PEA No. 9") on January 28, 2000, pursuant to Rule 485(a) of the 1933 Act, which became effective January 31, 2000 pursuant to Order of the Commission, for the following Funds:

          Berger/BIAM International Fund
          Berger/BIAM International CORE Fund
          International Equity Fund

     2.   The text of PEA No. 9 has been filed electronically.

DATED: February 3, 2000

                                         Berger/BIAM Worldwide Funds Trust

                                         /s/  Janice M. Teague

                                         By:  Janice M. Teague
                                         Vice President